Fees Summary	Jun. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 132,419,680.00
Total Fee Amount	18,287.16
Total Offset Amount	0.00
Net Fee	$ 18,287.16
Offering Table N/A
Offset Table N/A	N/A